Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets [Abstract]
Prepayments and Other Current Assets
8.	Prepayments and Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Other receivables	17,881	20,507	3,218
Employee advances	2,417	1,682	264
Prepaid rents	6,609	10,177	1,597
Others	18,555	9,862	1,548

Total prepayments and other current assets	45,462	42,228	6,627